Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2012
Summarizes Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Government bonds	3,596,625	5,287	—	3,601,912
Common stocks	1,034,319	—	—	1,034,319
Other	40,711	454,549	1,684	496,944
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥5,156,774	¥1,023,152	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$5,902	$2,718	$—	$8,620
Time deposits	—	609	—	609
Marketable securities and other securities investments
Government bonds	43,760	64	—	43,824
Common stocks	12,584	—	—	12,584
Other	496	5,530	21	6,047
Derivative financial instruments	—	3,527	92	3,619

Total	$62,742	$12,448	$113	$75,303

Liabilities
Derivative financial instruments	$—	$(2,194)	$(35)	$(2,229)

Total	$—	$(2,194)	$(35)	$(2,229)

Summarizes Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	U.S. dollars in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$—	$83	$83
Total gains (losses)
Included in earnings	—	78	78
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(47)	(47)
Other	21	(57)	(36)

Balance at end of year	$21	$57	$78